Consolidated Stockholder's Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Apr. 30, 2014	$ 111	$ 598,557	$ (867,988)	$ (269,320)
Stockholders' Equity, beginning of period, Shares at Apr. 30, 2014	111,145
Shares issued upon conversion of notes payable, Value	$ 1,371	302,798		304,169
Shares issued upon conversion of notes payable, Shares	1,370,526
Shares issued for management fees, Value	$ 375	97,125		97,500
Shares issued for management fees, Shares	375,000
Forgiveness of debt		78,835		78,835
Net Loss			(797,865)	(797,865)
Stockholders' Equity, end of period, Value at Apr. 30, 2015	$ 1,857	1,077,315	(1,665,853)	(586,681)
Stockholders' Equity, end of period, Shares at Apr. 30, 2015	1,856,671
Shares issued upon conversion of notes payable, Value	$ 1,942	134,502		136,444
Shares issued upon conversion of notes payable, Shares	1,941,831
Shares issued for management fees, Value	$ 10,000	90,000		100,000
Shares issued for management fees, Shares	10,000,000
Shares issued for acquisition of licenses, Value	$ 20,000	(20,000)
Shares issued for acquisition of licenses, Shares	20,000,000
Net Loss			(125,638)	(125,638)
Stockholders' Equity, end of period, Value at Apr. 30, 2016	$ 33,799	$ 1,281,817	$ (1,791,491)	(475,875)
Stockholders' Equity, end of period, Shares at Apr. 30, 2016	33,798,502
Stockholders' Equity, end of period, Value at Jul. 31, 2016				$ (676,211)